Cover	Feb. 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 06, 2024
Entity File Number	0-26372
Entity Registrant Name	DMK PHARMACEUTICALS CORPORATION
Entity Central Index Key	0000887247
Entity Tax Identification Number	82-0429727
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11622 El Camino Real
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	(858)
Local Phone Number	997-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	DMK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false